Provision for Income Taxes - Principal Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Operating loss and tax credit carryforwards	$ 621	$ 1,031
Disallowed interest carryforwards	156	432
Other accrued liabilities	100	107
Pensions	93	86
Stock Based Compensation	25	58
Restructuring liabilities	16	40
Receivables	71	36
Inventories	3	27
Other assets	2	10
Total Gross Deferred Tax Assets	1,087	1,827
Valuation Allowance	(140)	(127)
Total Net Deferred Tax Assets	947	1,700
Intangible assets (including purchase accounting basis difference)	(1,161)	(2,431)
Undistributed earnings of foreign subsidiaries	(109)	(367)
Property, plant and equipment (including purchase accounting basis difference)	(54)	(134)
Total Deferred Tax Liabilities	(1,324)	(2,932)
Net deferred tax assets (liabilities)	$ (377)	$ (1,232)